OTHER RESERVES (Details) - Schedule of Revaluation Reserve in Respect of Debt Securities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Change in fair value	£ 0	£ 0	£ 0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	9	3
Income statement transfers in respect of disposals (note 8)	132	(137)	(46)
Debt securities
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	(362)	(558)
At 31 December	(393)	(362)	(558)
Debt securities | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	(362)	(558)	(538)
Change in fair value	(132)	137	46
Deferred tax	34	(44)	29
Current tax	8	0	(2)
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	(90)	93	73
Impairment (charge) credit	6	(2)	5
At 31 December	(393)	(362)	(558)
Debt securities | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income | Income statement transfers
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Income statement transfers in respect of disposals (note 8)	76	116	(145)
Deferred tax	(23)	(11)	47
Net Income statement transfers	£ 53	£ 105	£ (98)